Deferred Revenue	12 Months Ended
Mar. 31, 2022
Accruals And Deferred Income Including Contract Liabilities Abstract
Deferred Revenue [Text Block]

16. Deferred Revenue

The Company recorded Deferred Revenue of $6,514,712 for invoices issued to a customer for the sale of all- electric buses which were not delivered as at March 31, 2022 (March 31, 2021 - $125,005).

	March 31, 2022	March 31, 2021
Deferred Revenue, beginning of year	$125,005	$426,157
Additions to deferred revenue during the year	7,524,411	187,535
Deposits returned	-	-
Revenue recognized from deferred revenue during the year	(1,134,704)	(488,687)
Deferred Revenue, end of year	$6,514,712	$125,005